3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: o) Accounting standards issued but not yet effective (Policies)	24 Months Ended
Dec. 31, 2020
Policies
o) Accounting standards issued but not yet effective

o)Accounting standards issued but not yet effective

There are no accounting pronouncements with future effective dates that are applicable or are expected to have a material impact on the Company’s consolidated financial statements.